UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and

Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Energy Equipment & Services – 17.5%
Basic Energy Services, Inc. (a)	2,103,498	$27,198,229
Cameron International Corp. (a)(b)	462,600	29,287,206
National Oilwell Varco, Inc.	370,500	27,468,870
Schlumberger Ltd. (b)	272,880	21,298,284
Superior Energy Services, Inc. (a)	194,200	4,849,174
Technip SA	160,900	17,422,010
Transocean Ltd. (b)	286,400	16,241,744

		143,765,517

Metals & Mining – 4.5%
Goldcorp, Inc.	90,000	3,176,100
Hi-Crush Partners LP	839,743	14,200,054
Pan American Silver Corp. (b)	162,800	2,850,628
Prospect Global Resources, Inc. (a)	2,884,615	4,153,846
Silver Wheaton Corp. (b)	366,000	12,755,100

		37,135,728

Oil, Gas & Consumable Fuels – 74.0%
Access Midstream Partners LP	259,500	9,466,560
Alpha Natural Resources, Inc. (a)(b)	1,284,695	11,382,398
AltaGas Ltd. (b)	513,100	18,164,789
Anadarko Petroleum Corp. (b)	603,633	48,302,713
Cabot Oil & Gas Corp. (b)	365,000	19,264,700
Cimarex Energy Co.	148,200	9,464,052
Concho Resources, Inc. (a)(b)	65,800	6,002,276
Crescent Point Energy Corp. (b)	336,400	13,012,143
Crew Energy, Inc. (a)(b)	1,695,792	10,116,265
DCP Midstream Partners LP (b)	242,600	10,943,686
Delek Logistics Partners LP (a)	416,600	10,785,774
Denbury Resources, Inc. (a)	1,122,846	20,918,621
Energy XXI (Bermuda) Ltd. (b)	446,400	13,981,248
EQT Corp. (b)	191,232	11,361,093
Golar LNG Ltd. (b)	340,934	13,995,341
Gulfport Energy Corp. (a)(b)	918,350	37,900,304
Keyera Corp. (b)	451,967	23,518,235
Kodiak Oil & Gas Corp. (a)(b)	827,700	7,614,840
Kosmos Energy Ltd. (a)(b)	993,007	12,293,427
MarkWest Energy Partners LP (b)	369,889	20,425,270
Noble Energy, Inc. (b)	363,596	39,192,013
NuVista Energy Ltd. (a)(b)	574,100	3,010,370
Occidental Petroleum Corp.	343,107	30,286,055
Pembina Pipeline Corp. (b)	298,700	8,666,912
Pioneer Natural Resources Co. (b)	283,833	33,361,731
Plains All American Pipeline LP	360,000	18,972,000
Range Resources Corp.	543,600	36,513,612
Trilogy Energy Corp. (b)	343,470	9,759,314
Valero Energy Corp. (b)	1,385,300	60,579,169
Whiting Petroleum Corp. (a)(b)	528,500	25,146,030

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP	300,784	$15,261,780

		609,662,721

Total Common Stocks – 96.0%		790,563,966

Rights

Oil, Gas & Consumable Fuels – 0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013(a)(c)	70,300	9,842

Total Long-Term Investments (Cost – $645,781,878) – 96.0%		790,573,808

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	42,776,255	42,776,255

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.28% (d)(e)(f)	$7	6,500

Total Short-Term Securities (Cost – $42,782,755) – 5.2%		42,782,755

Total Investments Before Options Written (Cost – $688,564,633*) – 101.2%		833,356,563

Options Written

(Premiums Received – $7,187,254) – (1.5)%		(12,259,660)

Total Investments Net of Options Written – 99.7%		821,096,903
Other Assets Less Liabilities – 0.3%		2,841,808

Net Assets – 100.0%		$823,938,711

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	CAD	Canadian Dollar	USD	US Dollar
	EUR	Euro

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$696,812,121

Gross unrealized appreciation	$182,761,446
Gross unrealized depreciation	(46,217,000)

Net unrealized appreciation	$136,544,446

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at January 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	4,572,699	38,203,556	42,776,255	$3,653	$108
BlackRock Liquidity Series, LLC Money Market Series	$13,663,321	$(13,656,821)	$6,500	$1,317	–

(f)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Pioneer Natural Resources Co.	Call	USD	110	2/16/13	435	$(371,451)
Anadarko Petroleum Corp.	Call	USD	80	2/18/13	370	(75,295)
Cabot Oil & Gas Corp.	Call	USD	50	2/18/13	600	(186,000)
Crew Energy, Inc.	Call	CAD	7	2/18/13	1,000	(4,010)
Energy XXI (Bermuda) Ltd.	Call	USD	35	2/18/13	1,475	(7,375)
Gulfport Energy Corp.	Call	USD	42.50	2/18/13	150	(9,375)
MarkWest Energy Partners LP	Call	USD	52.50	2/18/13	415	(114,125)
Noble Energy, Inc.	Call	USD	110	2/18/13	1,274	(130,585)
Pioneer Natural Resources Co.	Call	USD	115	2/18/13	210	(111,300)
Schlumberger Ltd.	Call	USD	75	2/18/13	160	(54,400)
Silver Wheaton Corp.	Call	USD	37	2/18/13	600	(10,800)
Transocean Ltd.	Call	USD	57.50	2/18/13	650	(51,025)
Valero Energy Corp.	Call	USD	35	2/18/13	1,150	(1,006,250)
Kosmos Energy Ltd.	Call	USD	12.50	3/11/13	735	(22,579)
Alpha Natural Resources, Inc.	Call	USD	11	3/18/13	1,200	(17,400)
AltaGas Ltd.	Call	CAD	34	3/18/13	1,795	(283,449)
Anadarko Petroleum Corp.	Call	USD	80	3/18/13	1,740	(661,200)
Cameron International Corp.	Call	USD	60	3/18/13	1,620	(712,800)
Concho Resources, Inc.	Call	USD	90	3/18/13	137	(64,390)
Concho Resources, Inc.	Call	USD	95	3/18/13	93	(22,320)
Crescent Point Energy Corp.	Call	CAD	39	3/18/13	1,200	(63,164)
Crew Energy, Inc.	Call	CAD	6.50	3/18/13	1,000	(12,533)
DCP Midstream Partners LP	Call	USD	45	3/18/13	400	(39,000)
EQT Corp.	Call	USD	60	3/18/13	500	(86,250)
Golar LNG Ltd.	Call	USD	40	3/18/13	570	(114,000)
Kodiak Oil & Gas Corp.	Call	USD	10	3/18/13	415	(9,338)
MarkWest Energy Partners LP	Call	USD	55	3/18/13	379	(36,005)
Pan American Silver Corp.	Call	USD	20	3/18/13	570	(7,125)
Pioneer Natural Resources Co.	Call	USD	115	3/18/13	350	(250,250)
Silver Wheaton Corp.	Call	USD	38	3/18/13	600	(27,000)

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Trilogy Energy Corp.	Call	CAD	29	3/18/13	1,200	$(114,297)
Valero Energy Corp.	Call	USD	38	3/18/13	1,700	(1,003,000)
Whiting Petroleum Corp.	Call	USD	50	3/18/13	651	(73,238)
Cabot Oil & Gas Corp.	Call	USD	52	3/22/13	600	(162,311)
Keyera Corp.	Call	CAD	52	4/22/13	1,182	(133,322)
Kosmos Energy Ltd.	Call	USD	12.50	4/22/13	850	(46,750)
NuVista Energy Ltd.	Call	CAD	6	4/22/13	1,175	(20,616)
Pembina Pipeline Corp.	Call	CAD	30	4/22/13	1,045	(16,240)

Total						$(6,130,568)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Basic Energy Services, Inc.	Ubs Securities Llc	Call	USD	11.73	2/07/13	200,000	$(242,903)
Gulfport Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	39.38	2/07/13	84,000	(170,695)
Kodiak Oil & Gas Corp.	Goldman Sachs & Co.	Call	USD	8.56	2/08/13	108,000	(69,999)
Technip SA	Morgan Stanley & Co., Inc.	Call	EUR	88.93	2/12/13	26,500	(912)
NuVista Energy Ltd.	Deutsche Bank Securities Corp.	Call	CAD	6.07	2/13/13	72,000	(241)
Gulfport Energy Corp.	Citigroup Global Markets, Inc.	Call	USD	39.90	2/14/13	78,000	(144,511)
Occidental Petroleum Corp.	Citigroup Global Markets, Inc.	Call	USD	80.70	2/22/13	120,000	(908,400)
Kosmos Energy Ltd.	Citigroup Global Markets, Inc.	Call	USD	12.61	2/25/13	30,200	(7,085)
Kosmos Energy Ltd.	JPMorgan Chase Securities	Call	USD	13.13	2/25/13	35,000	(1,043)
MarkWest Energy Partners LP	Deutsche Bank Securities Corp.	Call	USD	53.15	2/25/13	50,000	(107,229)
EQT Corp.	Goldman Sachs & Co.	Call	USD	59.73	2/27/13	16,500	(20,933)
Gulfport Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	40.70	2/27/13	76,000	(138,031)
Basic Energy Services, Inc.	Citigroup Global Markets, Inc.	Call	USD	12.92	2/28/13	200,000	(121,858)
Keyera Corp.	Deutsche Bank Securities Corp.	Call	CAD	49.69	2/28/13	40,000	(90,458)
National Oilwell Varco, Inc.	Morgan Stanley & Co., Inc.	Call	USD	72.50	2/28/13	140,000	(452,197)
Whiting Petroleum Corp.	Goldman Sachs & Co.	Call	USD	47.20	3/01/13	41,400	(77,523)
Kosmos Energy Ltd.	Citigroup Global Markets, Inc.	Call	USD	12.61	3/04/13	30,200	(5,011)
Kosmos Energy Ltd.	JPMorgan Chase Securities	Call	USD	13.26	3/04/13	35,000	(1,092)
Plains All American Pipeline LP	Morgan Stanley & Co., Inc.	Call	USD	51.97	3/05/13	126,000	(143,927)
Technip SA	Citigroup Global Markets, Inc.	Call	EUR	81.52	3/06/13	14,900	(41,127)
Range Resources Corp.	Goldman Sachs & Co.	Call	USD	66.69	3/07/13	190,200	(506,346)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	35.17	3/08/13	48,000	(89,000)
Basic Energy Services, Inc.	JPMorgan Chase Securities	Call	USD	12.23	3/08/13	199,500	(219,632)
Kodiak Oil & Gas Corp.	UBS Securities LLC	Call	USD	9.72	3/08/13	140,000	(29,185)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	36.50	3/11/13	37,500	(43,948)
Golar LNG Ltd.	UBS Securities LLC	Call	USD	38.57	3/11/13	60,000	(173,857)
Denbury Resources, Inc.	Banc of America Securities	Call	USD	18.05	3/12/13	173,900	(178,403)
Denbury Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	16.98	3/12/13	219,000	(386,559)
Technip SA	Citigroup Global Markets, Inc.	Call	EUR	81.52	3/12/13	14,900	(44,919)
Cimarex Energy Co.	UBS Securities LLC	Call	USD	64.57	3/21/13	51,800	(125,913)
Goldcorp, Inc.	UBS Securities LLC	Call	USD	38.38	3/21/13	31,500	(15,622)
Schlumberger Ltd.	Citigroup Global Markets, Inc.	Call	USD	79.31	3/26/13	79,800	(131,945)
Superior Energy Services, Inc.	Goldman Sachs & Co.	Call	USD	25.11	3/26/13	68,000	(79,724)
Transocean Ltd.	Morgan Stanley & Co., Inc.	Call	USD	56.46	3/26/13	35,000	(86,257)
Valero Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	38.71	3/27/13	190,000	(1,014,979)
Basic Energy Services, Inc.	Citigroup Global Markets, Inc.	Call	USD	13.29	4/01/13	136,000	(98,981)
Kosmos Energy Ltd.	Citigroup Global Markets, Inc.	Call	USD	12.60	4/01/13	60,000	(22,088)
Whiting Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	49.75	4/02/13	68,000	(98,648)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Williams Partners LP	UBS Securities LLC	Call	USD	50.79	4/11/13	27,000	$(37,911)

Total							$(6,129,092)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$126,343,507	$17,422,010	–	$143,765,517
Metals & Mining	37,135,728	–	–	37,135,728
Oil, Gas & Consumable Fuels	609,662,721	–	–	609,662,721
Rights	–	9,842	–	9,842
Short-Term Securities	42,776,255	6,500	–	42,782,755

Total	$815,918,211	$17,438,352	–	$833,356,563

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,574,227)	$(6,685,433)	–	$(12,259,660)

Total	$(5,574,227)	$(6,685,433)	–	$(12,259,660)

[1]	Derivative financial instruments are options written, which are shown at value.

4	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$171,293	–	–	$171,293
Liabilities:
Bank overdraft	–	$(660)	–	(660)

Total	$171,293	$(660)	–	$170,633

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: March 26, 2013